INCOME TAX (Details Narrative)		12 Months Ended
	Mar. 31, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Operating Loss Carryforwards [Line Items]
Assessing profits of qualifying entity	$ 2,000,000
Tax Rate for 2 million of assessable profits of qualifying entity	8.25%
Tax Rate for remaining assessable profits of qualifying entity	16.50%
Assessable profits chargeable tax rate	16.50%
Provision for allowance for credit loss			$ 1,519,650	$ 1,126,455
Lease liabilities			896,536	770,659
Net Income Losses		$ (2,374,981)	$ (18,484,477)	$ 10,653,488
Tax Authority Term		10 years	10 years	10 years
Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax Authority Term		6 years	6 years	6 years
HONG KONG
Operating Loss Carryforwards [Line Items]
Assessing profits of qualifying entity	$ 2,000,000